CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Schedule of Contract Assets Contract Liabilities And Merchant Advances

	2022	2021

Contract assets	15,348	12,076

	2022	2021

Contract liabilities and merchant advances	638,556	360,146